Income Taxes - Tax Amount Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Reconciliation
Amount at statutory rates	$ (61,789,000)	$ (32,548,000)
Permanent differences	3,000,000	7,000
Valuation allowance	64,923,000	34,961,000
Stock-based compensation	3,356,000	892,000
Federal research and development credit	(9,520,000)	(3,322,000)
Other	30,000	10,000
Total	$ 0	$ 0